OTHER LONG TERM LIABILITIES (Details) (USD $)	Dec. 31, 2014 vessel	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Unamortized sellers' credit	$ 15,042,000	$ 18,125,000
Other items	2,542,000	4,000
Other long-term liabilities	17,584,000	18,129,000
Number of offshore supply vessels acquired	6
Seller's credit received	37,000,000
Guarantees, Fair Value Disclosure	$ 2,500,000